CONTRIBUTED EQUITY	12 Months Ended
Jun. 30, 2019
CONTRIBUTED EQUITY
CONTRIBUTED EQUITY

17.CONTRIBUTED EQUITY

	Consolidated
	2019	2018
	A$	A$
Issued and paid-up capital
Fully paid Ordinary Shares	125,498,824	122,372,662
Total contributed equity	125,498,824	122,372,662

Movements in shares on issue

Year ended June 30, 2018	Shares	$
Balance at the beginning of the financial year	2,435,282,724	122,382,625
Less: transaction costs arising on share issue	—	(9,963)
Balance at the end of the financial year	2,435,282,724	122,372,662

Year ended June 30, 2019	Shares	$
Balance at the beginning of the financial year	2,435,282,724	122,372,662
Shares issued during the year	502,851,419	3,557,509
Less: transaction costs arising on share issue		(431,347)
Balance at the end of the financial year	2,938,134,143	125,498,824

Terms and conditions of contributed equity

Ordinary shares have the right to receive dividends as declared and, in the event of winding up the Company, to participate in the proceeds from the sale of all surplus assets in proportion to the number of and amounts paid up on shares held. Ordinary shares, which have no par value, entitle their holder to one vote, either in person or by proxy, at a meeting of the Company.

Capital management

When managing capital, Management’s objective is to ensure that the Company continues as a going concern as well as to provide returns for shareholders and benefits for other stakeholders. Management also aims to maintain a capital structure to reduce the entity’s cost of capital.